Quarterly Results Of Operations (Effect of Error Corrections on Statement of Cash Flows Quarterly Results) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 As Previously Reported [Member]	Mar. 31, 2011 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Jun. 30, 2011 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2011 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Dec. 31, 2010 As Previously Reported [Member]	Mar. 31, 2012 Adjustment [Member]	Mar. 31, 2011 Adjustment [Member]	Jun. 30, 2012 Adjustment [Member]	Jun. 30, 2011 Adjustment [Member]	Sep. 30, 2012 Adjustment [Member]	Sep. 30, 2011 Adjustment [Member]	Dec. 31, 2011 Adjustment [Member]	Dec. 31, 2010 Adjustment [Member]	Mar. 31, 2012 Restated [Member]	Mar. 31, 2011 Restated [Member]	Jun. 30, 2012 Restated [Member]	Jun. 30, 2011 Restated [Member]	Sep. 30, 2012 Restated [Member]	Sep. 30, 2011 Restated [Member]	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]
(Increase) decrease in other assets	$ (7,437)	$ 4,200	$ 4,918	$ (11,609)	$ (23,018)	$ (23,963)	$ (29,742)	$ 51,549	$ (163,741)	$ 684	$ 6,784	$ 10,633	$ 26,706	$ 33,786	$ 30,184	$ (57,121)	$ (64,922)	$ 4,884	$ 11,702	$ (976)	$ 3,688	$ 9,823	$ 442	$ (5,572)	$ (228,663)
Net Cash (Used in) Provided by Operating Activities	(12,188)	54,243	51,884	19,303	42,598	10,239	(14,066)	(41,363)	149,724	684	6,784	10,633	26,706	33,786	30,184	57,121	64,922	54,927	58,668	29,936	69,304	44,025	16,118	15,758	214,646
Increase in loans receivable, net, excluding loans acquired	870,577	(101,618)	(72,086)	(351,982)	(275,961)	(596,443)	(322,254)	503,514	58,373	(684)	(6,784)	(10,633)	(26,706)	(33,786)	(30,184)	57,121	64,922	(102,302)	(78,870)	(362,615)	(302,667)	(630,229)	(352,438)	560,635	123,295
Net Cash (Used in) Provided by Investing Activities	$ (527,676)	$ (46,994)	$ (1,201)	$ (310,258)	$ 19,338	$ (304,863)	$ 215,382	$ 82,853	$ 7,617	$ (684)	$ (6,784)	$ (10,633)	$ (26,706)	$ (33,786)	$ (30,184)	$ (57,121)	$ (64,922)	$ (47,678)	$ (7,985)	$ (320,891)	$ (7,368)	$ (338,649)	$ 185,198	$ 25,732	$ (57,305)